CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,194,578	$ 2,798,797	$ 13,880,870
Accounts receivable	0	8,690	70,585
Inventory	0	717,442	1,911,883
Other current assets	296,290	225,052	333,456
Total Current Assets	1,490,868	3,749,981	16,196,794
Property and Equipment, Net	851,423	1,271,867	1,341,408
Assets Held for Investment, Net	886,927	3,634,929	3,503,110
Patents, Net	3,038,855	3,349,588	3,533,688
TOTAL ASSETS	6,268,073	12,006,365	24,575,000
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Accounts payable and accrued expenses	6,976,878	7,738,179	6,554,714
Deferred revenue	287,080	369,748	396,195
Current maturities of long-term debt	1,482,023	1,210,271	1,141,861
Current maturities of obligations under capital lease		0	7,818
Total Current Liabilities	8,745,981	9,318,198	8,100,588
Long-Term Debt, Net	569,653	1,869,795	1,824,071
Derivative Warrant Liability	4,603,470	8,745,508	5,679,721
Derivative Additional Investment Rights Liability (Note 11)	437	515,000	0
Total Liabilities	13,919,541	20,448,501	15,604,380
Commitments and Contingencies
Stockholders' Deficiency:
Common stock, $.001 par value; authorized 750,000,000 shares at April 30, 2012 and July 31, 2011, respectively; 346,678,800 and 308,519,768 shares issued and outstanding at April 30, 2012 and July 31, 2011, respectively	346,679	308,520	269,600
Additional paid-in capital	347,267,912	338,124,525	333,219,309
Deficit accumulated during the development stage	(356,035,942)	(347,744,756)	(325,302,472)
Accumulated other comprehensive income	769,883	869,575	784,183
Total Stockholders' Deficiency	(7,651,468)	(8,442,136)	8,970,620
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	6,268,073	12,006,365	24,575,000
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency:
9% Convertible Preferred Stock	0	0	0
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency:
9% Convertible Preferred Stock	$ 0	$ 0